Payments, by Government - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 40,680,000	$ 7,370,000	$ 12,170,000	$ 60,220,000
SWITZERLAND
Total	690,000			690,000
SWITZERLAND | Canton of Zurich, Cantonal Tax Office Zurich
Total	690,000			690,000
MEXICO
Total	38,410,000	7,370,000	11,050,000	56,830,000
MEXICO | Government of Mexico, Economy Secretary
Total			8,650,000	8,650,000
MEXICO | Government of Mexico, Energy Regulatory Commission
Total			110,000	110,000
MEXICO | Government of Mexico, National Secretary of Defense
Total			10,000	10,000
MEXICO | Government of Mexico,National Water Commission
Total			1,170,000	1,170,000
MEXICO | Government of Mexico, Secretary of Communications and Transport
Total			30,000	30,000
MEXICO | Government of Mexico, Secretary of Environment and Natural Resources
Total			20,000	20,000
MEXICO | Government of Mexico, Secretary of Finance and Administration
Total			60,000	60,000
MEXICO | Government of Mexico, Tax Administration Service
Total	38,410,000	$ 7,370,000	180,000	45,960,000
MEXICO | Government of Mexico, Treasury of the Federation
Total			20,000	20,000
MEXICO | Government of the State of Coahuila de Zaragoza
Total			10,000	10,000
MEXICO | Government of the State of Durango
Total			10,000	10,000
MEXICO | Government of the State of Sonora
Total			30,000	30,000
MEXICO | Municipality of Banamichi
Total			280,000	280,000
MEXICO | Municipality of Chalchihuites
Total			360,000	360,000
MEXICO | Municipality of Ocampo
Total			110,000	110,000
UNITED STATES
Total	1,580,000		1,120,000	2,700,000
UNITED STATES | Elko County, Elko County Recorders Office
Total			50,000	50,000
UNITED STATES | Elko County, Elko County Treasurer
Total	460,000			460,000
UNITED STATES | Government of the United States of America, Bureau of Land Management
Total			720,000	720,000
UNITED STATES | State of Nevada, Nevada Department of Environmental Protection
Total			290,000	290,000
UNITED STATES | State of Nevada, Nevada Department of Motor Vehicles
Total			10,000	10,000
UNITED STATES | State of Nevada, Nevada Department of Wildlife
Total			40,000	40,000
UNITED STATES | State of Nevada, Nevada Division of Taxation
Total	$ 1,120,000			1,120,000
UNITED STATES | State of Nevada, State emergency response commission
Total			$ 10,000	$ 10,000